Change in Presentation of Consolidated Statement of Cash Flows - Schedule of Changes in Current and Non-Current Derivative Financial Instruments (Detail) - USD ($) $ in Millions		3 Months Ended						9 Months Ended		12 Months Ended
		Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Disclosure of details of cash flows from operating activities [Line Items]
Working capital movements				$ (1,872)	$ (1,277)	$ 2,464	$ (1,565)			$ (2,250)
(Increase)/decrease in current receivables	[1]	$ (2,722)	$ (3,061)		(3,816)			$ (6,466)	$ (33)
Increase/(decrease) in current payables	[1]	1,788	4,374		3,776			5,678	366
Exploration well write-offs	[1]	149	46		47			304	356
Derivative financial instruments	[1]	(560)	624		1,076			827	899
Deferred tax, retirement benefits, decommissioning and other provisions	[1]	711	634		(1,319)			1,294	(4,467)
Other	[1]	299	156		(31)			467	269
Cash flow from operating activities excluding working capital movements				9,147	8,859	8,821	11,073			37,900
Cash flow from operating activities		$ 12,092	$ 9,500	7,275	7,582	11,285	9,508	$ 31,064	$ 28,375	35,650
As previously published [Member]
Disclosure of details of cash flows from operating activities [Line Items]
Working capital movements				(1,121)	(2,467)	2,258	(1,828)			(3,158)
Cash flow from operating activities excluding working capital movements				8,396	10,049	9,027	11,336			38,808
Impact of working capital definition changes [member]
Disclosure of details of cash flows from operating activities [Line Items]
(Increase)/decrease in current receivables				(585)	1,018	(238)	(1,087)			(892)
Increase/(decrease) in current payables				(166)	172	444	1,350			1,800
Exploration well write-offs				541	47	25	284			897
Derivative financial instruments				(140)	(1,076)	128	49			(1,039)
Deferred tax, retirement benefits, decommissioning and other provisions				12	(161)	(129)	(104)			(382)
Other				$ 338	$ 0	$ (230)	$ (492)			$ (384)

[1]	Prior period comparatives within Cash flow from operating activities have been revised to conform with current year presentation. See Note 7 "Change in presentation of Consolidated Statement of Cash Flows".